Share-based payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payment
Note 9 - Share-based payment
Polestar offers several equity-settled share-based arrangements to the EMT, other key management personnel and employees as part of the Group's employee compensation. Under the Omnibus Incentive Plan, the Group granted equity settled share-based payments to the EMT, and other key management members in the At-Listing Plan and Long Term Incentive Plan and to other key management members in the One-time Retention Bonus Plan. The Group also granted equity settled share-based payments to eligible members under the Employee Stock Purchase Plan and Share Based Retention Program.
As of December 31, 2025, the outstanding plans are as follows:

Plan	Instrument type	Participants
At-Listing Plan	Restricted Share Units ("RSUs")	All executives and other key management members
Long Term Incentive Plan	Performance Share Units ("PSUs") and RSUs	EMT and other key management members
One-time Retention Bonus Plan	RSUs	Eligible employees
Employee Stock Purchase Plan	Restricted Stock Award ("RSAs")	Eligible employees
Share Based Retention Program	RSUs	Eligible employees
At-Listing Plan
The RSUs under this plan were granted on September 9, 2022 with the vesting commencement date of June 24, 2022. Out of the granted RSUs, 33% of the RSUs vested on October 3, 2022, 33% vested on June 24, 2023, and the final 34% of RSUs vested on June 24, 2024. In order for the RSUs to vest, the employee must remain employed with Polestar at the vesting date. The fair value of the RSUs granted under this plan is determined by reference to the Group's closing share price of $6.72 on the grant date.
Long Term Incentive Plan
The Long Term Incentive Plan was also formerly known as Post-Listing Plan. Under this plan, the EMT, are eligible to receive PSUs and other key management members are eligible to receive RSUs and PSUs. The following table outlines the key terms of PSUs and RSUs granted under the plan:

Plan year	Grant date	Vesting period	Vesting commencement	Final vesting date
2022	September 09, 2022	3-year cliff	June 24, 2022	June 24, 2025
2023	April 03, 2023	3-year cliff	January 01, 2023	April 03, 2026
2024	April 05, 2024	3-year cliff	January 01, 2024	June 01, 2027
2025	January 20, 2025	3-year cliff	January 01, 2025	January 20, 2028
The fair value of the RSUs granted under these plans are determined by reference to the Group's closing share price on the grant date or the closing share price on the business day immediately preceding the grant date as shown in the following table:

	2022	2023	2024	2025
Valuation model	Market price at grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date
Fair value per instrument	$6.72	$3.79	$1.53	$1.09
In order for the participants to receive PSUs, the Group must achieve the pre-established performance targets, based on market and non-market performance conditions, including targets related to financial performance, value creation and ESG, and the employee must remain employed with Polestar at the vesting date.
The fair value of the PSUs granted are determined by calculating the weighted-average fair value of units linked to market-based and non-market based vesting conditions.
The units linked to non-market-based vesting conditions were fair valued by reference to the Group's closing share price on the grant date or the closing share price on the business day immediately preceding the grant date as shown in the following table:

	2022	2023	2024	2025
Valuation model	Market price at grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date
Fair value per instrument	$6.72	$3.79	$1.53	$1.09
The units linked to market-based vesting conditions were measured using a Monte Carlo simulation. The key assumptions and inputs considered for the valuation have been mentioned in the below table:

Assumptions	2022	2023	2024	2025
Beginning of performance period	January 1, 2022	January 1, 2023	January 1, 2024	January 1, 2025
End of performance period	December 31, 2024	December 31, 2025	December 31, 2026	December 31, 2027
Expected term	2.3 years	2.7 years	2.7 years	2.9 years
Risk free rate	3.5%	3.8%	4.5%	4.3%
Dividend yield	—%	—%	—%	—%
Company's volatility	70.0%	75.0%	75.0%	84.0%
No of simulation iterations	100,000	100,000	100,000	50,000
Weighted average fair value per PSU	$7.02	$3.68	$1.57	$1.19
One-time Retention Bonus Plan
On March 6, 2024, Polestar introduced a one-time share-based retention program, pursuant to which all eligible employees have the right to receive a number of RSUs corresponding to their bonus entitlement and the fulfillment of the KPIs for the 2023 respective program. Under this program, Polestar granted RSUs on June 3, 2024, with an 11-month vesting period ended on May 3, 2025.The fair value of the RSUs granted under this plan is determined by reference to the Group's closing share price of $0.81 on the grant date.
Employee Stock Purchase Plan
Under this recurring annual plan, all permanent employees who meet the eligibility criteria, excluding executive directors, are eligible to receive RSAs. The employee stock purchase plan is an equity-settled share-matching program. Each annual plan spans 24 months, with employees contributing through 12 monthly net salary deductions to purchase shares in the first year, followed by a 12-month holding period. Polestar matches each acquired share with one additional share in the form of an RSA. For the Share Matching Program 1, the RSAs begin vesting upon the purchase of shares, with full vesting completed at the end of the holding period on January 15, 2026. For the Share Matching Program 2, the RSAs begin vesting upon the purchase of shares, with full vesting completed at the end of the holding period on January 15, 2027. To receive the matching RSAs, employees must retain the acquired shares and remain employed until the vesting date. During 2025, the total number of RSAs granted during the year under Share Matching Program 1 was 20,327 with a weighted-average grant date fair value of $1.04 and the total number of RSAs granted under Share Matching Program 2 was 2,358 with a weighted-average grant date fair value of $0.64.
Share Based Retention Program
On April 1, 2025, Polestar introduced a recognition program for some employees who provided services to the Company during 2024. Under this program, Polestar granted RSUs on April 1, 2025 to certain employees. which RSUs will vest April 1, 2026, subject to the employee remaining employed with Polestar at the vesting date. The fair value of the RSUs granted under this plan is determined by reference to the Group's closing share price of $1.14 on the grant date.
Movement in outstanding share plans
The following table illustrates share activity adjusted for ADS Ratio Change (figures are presented in ones) for the years ended December 31, 2025 and 2024. Refer to Note 21 - Equity for further details on the ADS Ratio Change.

	At-Listing Plan	Long Term Incentive Plan		One-time Retention Bonus Plan	Employee Stock Purchase Plan	Share Based Retention Program	Total
	RSUs	RSUs	PSUs	RSUs	RSAs	RSUs	All shares
Outstanding as of January 1, 2024	5,097	20,306	65,703	—	—	—	91,106
Granted during the year	—	45,162	111,776	333,481	29,228	—	519,647
Forfeited during the year	(289)	(11,379)	(52,842)	(30,032)	(306)	—	(94,848)
Vested during year	(4,808)	—	—	—	—	—	(4,808)
Outstanding as of December 31, 2024	—	54,089	124,637	303,449	28,922	—	511,097
Granted during the year	—	131,733	224,561	—	22,685	29,222	408,201
Forfeited during the year	—	(18,228)	(38,508)	(9,136)	(23,584)	(1,588)	(91,044)
Vested during year	—	(2,979)	(13,366)	(297,170)	—	—	(313,515)
Outstanding as of December 31, 2025	—	164,615	297,324	(2,857)	28,023	27,634	514,739
The following table illustrates total share-based compensation expense, all of which was equity settled, for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Selling, general and administrative expense	7,431	7,257	5,131
Research and development expense	1,711	2,584	262
Total	9,142	9,841	5,393